Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Changes in Projected Benefit Obligation of Pension Benefits and Accumulated Postretirement Benefit Obligation of Other Benefits and Fair Value of Plan Assets
Table 20.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the balance sheet.

Table 20.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2015			December 31, 2014
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$11,125	730	1,100	10,198	669	982
Service cost	2	—	6	1	—	7
Interest cost	429	25	42	465	27	42
Plan participants’ contributions	—	—	68	—	—	73
Actuarial loss (gain)	(196)	(25)	(56)	1,161	89	136
Benefits paid	(676)	(82)	(139)	(692)	(54)	(148)
Medicare Part D subsidy	—	—	9	—	—	9
Curtailment	—	—	(25)	—	—	—
Foreign exchange impact	(11)	(1)	(3)	(8)	(1)	(1)
Benefit obligation at end of year	10,673	647	1,002	11,125	730	1,100
Change in plan assets:
Fair value of plan assets at beginning of year	9,626	—	624	9,409	—	645
Actual return on plan assets	(112)	—	2	909	—	26
Employer contribution	7	82	4	7	54	19
Plan participants’ contributions	—	—	68	—	—	73
Benefits paid	(676)	(82)	(139)	(692)	(54)	(148)
Medicare Part D subsidy	—	—	9	—	—	9
Foreign exchange impact	(9)	—	—	(7)	—	—
Fair value of plan assets at end of year	8,836	—	568	9,626	—	624
Funded status at end of year	$(1,837)	(647)	(434)	(1,499)	(730)	(476)
Amounts recognized on the balance sheet at end of year: Liabilities	$(1,837)	(647)	(434)	(1,499)	(730)	(476)

Pension Plans Information with Benefit Obligations in Excess of Plan Assets
Table 20.2 provides information for pension plans with benefit obligations in excess of plan assets.

Table 20.2: Pension Plans with Benefit Obligations in Excess of Plan Assets

	Dec 31,	Dec 31,
(in millions)	2015	2014
Projected benefit obligation	$11,317	11,855
Accumulated benefit obligation	11,314	11,851
Fair value of plan assets	8,832	9,626

Components of Net Periodic Benefit Cost and Other Comprehensive Income
Table 20.3 presents the components of net periodic benefit cost and other comprehensive income.

Table 20.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2015			December 31, 2014			December 31, 2013
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$2	—	6	1	—	7	—	—	11
Interest cost	429	25	42	465	27	42	465	29	47
Expected return on plan assets	(644)	—	(35)	(629)	—	(36)	(674)	—	(36)
Amortization of net actuarial loss (gain)	108	18	(4)	91	11	(28)	137	15	(1)
Amortization of prior service credit	—	—	(3)	—	—	(2)	—	—	(2)
Settlement loss (1)	—	13	—	—	2	—	124	3	—
Curtailment gain	—	—	(43)	—	—	—	—	—	—
Net periodic benefit cost	(105)	56	(37)	(72)	40	(17)	52	47	19
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	560	(25)	(23)	881	89	146	(1,175)	(17)	(341)
Amortization of net actuarial gain (loss)	(108)	(18)	4	(91)	(11)	28	(137)	(15)	1
Prior service credit	—	—	18	—	—	—	—	—	—
Amortization of prior service credit	—	—	3	—	—	2	—	—	2
Settlement (1)	—	(13)	—	—	(2)	—	(124)	(3)	—
Total recognized in other comprehensive income	452	(56)	2	790	76	176	(1,436)	(35)	(338)
Total recognized in net periodic benefit cost and other comprehensive income	$347	—	(35)	718	116	159	(1,384)	12	(319)

(1)	Qualified settlements in 2013 include $123 million for the Cash Balance Plan.

Amounts Recognized in Cumulative Other Comprehensive Income
Table 20.4 provides the amounts recognized in cumulative OCI (pre tax).

Table 20.4: Benefits Recognized in Cumulative OCI

	December 31, 2015			December 31, 2014
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,128	168	(165)	2,677	224	(147)
Net prior service credit	(1)	—	—	(2)	—	(20)
Total	$3,127	168	(165)	2,675	224	(167)

Weighted Average Assumptions for Estimating Projected Benefit Obligation and Determining Net Periodic Benefit Cost
Table 20.5 presents the weighted-average discount rates used to estimate the projected benefit obligation for pension benefits.

Table 20.5: Discount Rates Used to Estimate Projected Benefit Obligation

	December 31, 2015			December 31, 2014
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.25%	4.25	4.25	4.00	3.75	4.00

Table 20.6 presents the weighted-average assumptions used to determine the net periodic benefit cost.

Table 20.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2015			December 31, 2014			December 31, 2013
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	4.00%	3.60	4.00	4.75	4.16	4.50	4.38	4.08	3.75
Expected return on plan assets	7.00	N/A	6.00	7.00	N/A	6.00	7.50	N/A	6.00

(1)
The discount rate for the 2013 qualified pension benefits and for the 2015, 2014, and 2013 nonqualified pension benefits includes the impact of quarter-end remeasurements when settlement losses are recognized.

Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 20.7. Other benefits payments are expected to be reduced by prescription drug subsidies from the federal government provided by the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

Table 20.7: Projected Benefit Payments

	Pension benefits		Other benefits
(in millions)	Qualified	Non- qualified	Future benefits	Subsidy receipts
Year ended December 31,
2016	$762	61	86	11
2017	753	60	87	12
2018	737	56	87	12
2019	740	53	87	12
2020	745	52	87	12
2021-2025	3,578	224	410	61

Balances of Pension Plan And Other Benefits Plan Assets Measured at Fair Value
Table 20.8 presents the balances of pension plan assets and other benefit plan assets measured at fair value. See Note 17 (Fair Values of Assets and Liabilities) for fair value hierarchy level definitions.
Table 20.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2015
Cash and cash equivalents	$5	109	—	114	119	21	—	140
Long duration fixed income (1)	446	3,253	16	3,715	—	—	—	—
Intermediate (core) fixed income (2)	4	499	—	503	—	182	—	182
High-yield fixed income	—	276	4	280	—	—	—	—
International fixed income	51	250	—	301	—	—	—	—
Domestic large-cap stocks (3)	809	378	—	1,187	—	118	—	118
Domestic mid-cap stocks	226	125	—	351	—	31	—	31
Domestic small-cap stocks (4)	207	13	—	220	—	17	—	17
Global stocks (5)	48	161	—	209	—	—	—	—
International stocks (6)	463	287	—	750	22	33	—	55
Emerging market stocks	—	311	—	311	—	—	—	—
Real estate/timber (7)	109	1	245	355	—	—	—	—
Hedge funds (8)	—	160	71	231	—	—	—	—
Private equity	—	—	148	148	—	—	—	—
Other	—	66	27	93	2	—	23	25
Total plan investments	$2,368	5,889	511	8,768	143	402	23	568
Net receivables				68				—
Total plan assets				$8,836				568
December 31, 2014
Cash and cash equivalents	$31	224	—	255	139	21	—	160
Long duration fixed income (1)	556	3,622	12	4,190	—	—	—	—
Intermediate (core) fixed income (2)	127	329	—	456	61	115	—	176
High-yield fixed income	1	321	5	327	—	—	—	—
International fixed income	53	284	—	337	—	—	—	—
Domestic large-cap stocks (3)	833	375	—	1,208	—	102	—	102
Domestic mid-cap stocks	252	140	—	392	—	47	—	47
Domestic small-cap stocks (4)	238	17	—	255	—	37	—	37
Global stocks (5)	47	155	—	202	—	—	—	—
International stocks (6)	457	276	—	733	25	53	—	78
Emerging market stocks	—	412	—	412	—	—	—	—
Real estate/timber (7)	121	1	265	387	—	—	—	—
Hedge funds (8)	—	203	84	287	—	—	—	—
Private equity	—	—	155	155	—	—	—	—
Other	—	23	52	75	2	—	22	24
Total plan investments	$2,716	6,382	573	9,671	227	375	22	624
Payable upon return of securities loaned				(53)				—
Net receivables				8				—
Total plan assets				$9,626				624

(1)
This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.5% of total plan assets.

(4)
This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)
This category consists of three unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and an equivalent allocation range in primarily developed market, non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(6)
This category includes assets diversified across six unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(7)
This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(8)
This category consists of several investment strategies diversified across more than 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

Changes in Level Three pension plan and other benefit plan assets measured at fair value
Table 20.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 20.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/ (Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Year ended December 31, 2015
Pension plan assets:
Long duration fixed income	$12	—	—	1	3	16
High-yield fixed income	5	—	—	2	(3)	4
Real estate/timber	265	10	8	(38)	—	245
Hedge funds	84	4	(5)	(21)	9	71
Private equity	155	19	(5)	(21)	—	148
Other	52	9	(7)	(27)	—	27
	$573	42	(9)	(104)	9	511
Other benefits plan assets:
Other	$22	—	—	1	—	23
	$22	—	—	1	—	23
Year ended December 31, 2014
Pension plan assets:
Long duration fixed income	$1	—	—	1	10	12
High-yield fixed income	—	—	—	3	2	5
International stocks	1	—	—	(1)	—	—
Real estate/timber	294	9	34	(72)	—	265
Hedge funds	152	1	4	(9)	(64)	84
Private equity	158	12	(3)	(12)	—	155
Other	52	2	1	(3)	—	52
	$658	24	36	(93)	(52)	573
Other benefits plan assets:
Other	$22	—	—	—	—	22
	$22	—	—	—	—	22

(1)	All unrealized gains (losses) relate to instruments held at period end.

Expenses Not Otherwise Shown Separately in Financial Statements
Table 20.10 presents expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements.

Table 20.10: Other Expenses

	Year ended December 31,
(in millions)	2015	2014	2013
Outside professional services	$2,665	2,689	2,519
Operating losses	1,871	1,249	821
Outside data processing	985	1,034	983
Contract services	978	975	935
Travel and entertainment	692	904	885